Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables
Customer advances	$ 38,829	$ 33,768
Trade payables	9,460	10,499
Accrued invoices	7,784	9,110
Admission fee	29,409	30,354
Other income to be accrued	473	539
Tenant deposits	483	524
Total trade payables	86,438	84,794
Taxes payable	5,594	10,488
Other payables	18,972	36,395
Total other payables	24,566	46,883
Total trade and other payables	111,004	131,677
Trade and other payables	38,317	36,551
Current	72,687	95,126
Total other payable	$ 111,004	$ 131,677